Fair Value Measurement (Table)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	June 30, 2023			December 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	USD thousands
	(Unaudited)
Money Market funds (1)	507	-	-	447	-	-
U.S. Treasury securities (1)	2,267	-	-	4,197	-	-
Corporate bonds (1)	-	25,213	-	-	32,516	-
Commercial papers (1)	-	11,928	-	-	7,030	-
U.S. government agency securities (1)	-	16,564	-	-	9,399	-
Foreign bonds (1)	-	-	-	-	1,700	-
Contingent consideration (2)	-	-	(2,972)	-	-	(911)
Warrants for ordinary shares (3)	-	-	(104)	-	-	(155)
	2,774	53,705	(3,076)	4,644	50,645	(1,066)

Schedule of amortized cost of available-for-sale debt securities
	June 30, 2023
	Amortized Cost	Unrealized Gain/Losses	Fair Value
	USD thousands
	(Unaudited)
Money market funds	507	-	507
Available-for-sale debt securities
Corporate bonds	25,335	(122)	25,213
Commercial papers	11,928	-	11,928
U.S. government agency securities	16,655	(91)	16,564
U.S. Treasury securities	2,272	(5)	2,267
Total	56,190	(218)	55,972
	56,697	(218)	56,479

Schedule of composition of marketable securities
	June 30, 2023
	Amortized Cost	Fair Value
	USD thousands
	(Unaudited)
Due within one year	48,054	47,911
Due after one year through two years	8,136	8,061
Total	56,190	55,972

Schedule of fair value of contingent consideration
USD thousands
(Unaudited)
Fair value as of January 1, 2023	911
Change in fair value	2,061
Fair value as of June 30, 2023	2,972